PROVISION FOR JUDICIAL LIABILITIES - Contingent assets (Details) - PIS and COFINS tax credits R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
PROVISION FOR JUDICIAL LIABILITIES
Contingent tax assets	R$ 582,433
Tax Credits from September 2019
PROVISION FOR JUDICIAL LIABILITIES
Contingent tax assets recognized	128,115
Tax Credits through December 2021
PROVISION FOR JUDICIAL LIABILITIES
Contingent tax assets recognized	R$ 454,318